Leases - Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 120,015	¥ 88,154
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	35,656	27,907
Later than one year and not later than two years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	28,742	19,710
Later than two years and not later than three years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	20,763	14,215
Later than three years and not later than four years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	14,424	9,363
Later than four years and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	9,374	5,910
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 11,056	¥ 11,049